Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2014
BIS statistics
BIS statistics – Basel III
end of	2014	2013
Eligible capital (CHF million)
CET1 capital	43,322	42,989
Additional tier 1 capital	6,482	3,072
Total tier 1 capital	49,804	46,061
Tier 2 capital	10,947	10,227
Total eligible capital	60,751	56,288
Risk-weighted assets (CHF million)
Credit risk	192,663	175,631
Market risk	34,468	39,133
Operational risk	58,413	53,075
Non-counterparty risk	5,866	6,007
Risk-weighted assets	291,410	273,846
Capital ratios (%)
CET1 ratio	14.9	15.7
Tier 1 ratio	17.1	16.8
Total capital ratio	20.8	20.6

Bank
BIS statistics
BIS statistics – Basel III
end of	2014	2013
Eligible capital (CHF million)
CET1 capital	40,853	37,700
Additional tier 1 capital	6,261	3,069
Total tier 1 capital	47,114	40,769
Tier 2 capital	10,997	11,577
Total eligible capital	58,111	52,346
Risk-weighted assets (CHF million)
Credit risk	184,531	166,245
Market risk	34,439	39,111
Operational risk	58,413	53,075
Non-counterparty risk	5,611	5,758
Risk-weighted assets	282,994	264,189
Capital ratios (%)
CET1 ratio	14.4	14.3
Tier 1 ratio	16.6	15.4
Total capital ratio	20.5	19.8